PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Schedule of Other Provisions

	2023	2022
Labor and social security	1,305,780	1,382,456
Environmental restoration	4,574,024	2,219,589
Civil and other	861,712	468,522
Total	6,741,516	4,070,567

Schedule of Changes in Provisions
Changes in provisions are as follows:

	Labor and social security	Environmental restoration	Civil and other	Total
Balance as of January 1, 2022	645,226	2,035,257	760,956	3,441,439
Increases (*)	1,615,516	1,948,712	546,977	4,111,205
Gain on net monetary position	(582,718)	(1,243,167)	(400,567)	(2,226,452)
Decreases (**)	(295,568)	(521,213)	(438,844)	(1,255,625)
Balance as of December 31, 2022	1,382,456	2,219,589	468,522	4,070,567
Increases (*)	1,610,912	5,480,500	1,329,368	8,420,780
Gain on net monetary position	(1,471,926)	(2,834,570)	(771,722)	(5,078,218)
Decreases (**)	(215,662)	(291,495)	(164,456)	(671,613)
Balance as of December 31, 2023	1,305,780	4,574,024	861,712	6,741,516
(*)    The increase in the environmental provision includes the increase resulting from changes in the measurement of liabilities arising from the estimated restoration schedule and the discount rates used as of December 31, 2023 and 2022, respectively, the effect of which has adjusted the cost of the relevant assets.
(**)    It includes the uses of provisions for specific purposes.